Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	€ 251,490,612	€ 41,513,468	[1]
Current liabilities	170,366,393	23,676,980	[1]
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	251,490,612	41,513,468
Current liabilities	170,366,393	23,676,980
Total	€ 81,124,219	€ 17,836,488

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.